Basis of preparation - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2020	Dec. 01, 2019
Basis of Presentation [Line Items]
Weighted average incremental borrowing rate		7.10%
Canadian Emergency Wage Subsidy Program [Member]
Basis of Presentation [Line Items]
Other income (expense) from subsidiaries	$ 453